OTHER INCOME, NET (Tables)	12 Months Ended
Jun. 30, 2014
OTHER INCOME, NET [Abstract]
Major Components of Other Income, Net
	2014	2013	2012
Income from equity investees	$(13)	$(12)	$(11)
Insurance and other settlements	(5)	-	-
Interest income	(3)	(3)	(3)
Income from transition and related services	(1)	(3)	(6)
Amortization of trademarks and other intangible assets (Note 7)	8	9	9
Intangible asset impairment charges (Note 7)	3	-	-
Foreign exchange transaction losses, net (Note 1)	1	8	1
Low-income housing partnership gains and other, net	-	(3)	(2)
Total	$(10)	$(4)	$(12)